Revenue and related balances - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 70,333	$ 61,622	$ 204,603	$ 179,650
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65,247	58,046	189,731	169,295
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,086	$ 3,576	$ 14,872	$ 10,355